LOGO: CREDIT SUISSE/ASSET MANAGEMENT
CREDIT SUISSE FUNDS

                                CREDIT SUISSE ASSET MANAGEMENT, LLC

                                466 Lexington Avenue      Telephone 212 875 3500
                                New York, NY 10017-3140   Telefax   646 658 0728

                                                                  CSBAL-0202-LET

                       CREDIT SUISSE BALANCED FUND, INC.

                                                                   March 1, 2002

Dear Shareholder:

     We previously mailed to you proxy materials relating to the Special Meeting of Shareholders of Credit Suisse Balanced Fund, Inc. (the "Acquired Fund"), scheduled for March 19, 2002 at 2:00 p.m., New York City time, regarding the acquisition of the Acquired Fund by Credit Suisse Large Cap Value Fund (the "Acquiring Fund"), a series of Credit Suisse Capital Funds.

     We are writing today to encourage those shareholders who have not yet voted to exercise their right to vote by utilizing any one of the following voting options:

1. - Vote Through the Internet. You may cast your vote using the internet by logging onto the internet address located on the enclosed proxy card and following the instructions on the website.

2. - Vote by Telephone. You may cast your vote by touch tone telephone by calling the toll free number listed on the enclosed proxy card and following the recorded instructions or, if your account is not held in street name, by calling D.F. King & Co., Inc., the Acquiring Fund's proxy solicitor, at (800) 714-3312.

3. - Vote by Fax. You may cast your vote by fax by signing, dating and faxing the enclosed proxy card to D.F. King & Co., Inc., attention: Dominic F. Maurillo at (212) 269-2796.

4. - Vote by Mail. You may cast your vote by mail by signing, dating and mailing the enclosed proxy card in the postage-prepaid return envelope provided.

     For the reasons set forth in the proxy materials previously delivered to you, THE BOARD OF DIRECTORS OF THE ACQUIRED FUND UNANIMOUSLY RECOMMENDS THAT YOU VOTE IN FAVOR OF THE ACQUISITION OF YOUR FUND BY THE ACQUIRING FUND.

     IF YOU HAVE ALREADY VOTED, OR IF YOU HAVE GIVEN YOUR BROKER INSTRUCTIONS AS TO HOW YOU WANT YOUR SHARES VOTED AND YOU DO NOT WISH TO CHANGE YOUR VOTE, YOU DO NOT NEED TO DO ANYTHING MORE. IF, HOWEVER, YOU HAVE ALREADY VOTED AND WISH TO CHANGE YOUR VOTE, PLEASE SIGN, DATE AND MAIL THE ENCLOSED PROXY CARD IN THE POSTAGE-PREPAID RETURN ENVELOPE PROVIDED; OR, IF YOU PREFER, YOU CAN CHANGE YOUR VOTE BY USING ANY ONE OF THE OTHER MEANS SET FORTH ABOVE. IF YOUR SHARES ARE HELD IN

                                                                          over--
Credit Suisse Asset Management Securities, Inc., Distributor
466 Lexington Avenue New York NY 10017-3140, Telephone 877-272-6872

"STREET NAME" BY YOUR BROKER, YOU MAY REVOKE OR CHANGE YOUR PROXY ONLY
BY SUBMITTING INSTRUCTIONS TO YOUR BROKER. ATTENDANCE AT THE JOINT SPECIAL MEETING WILL NOT, BY ITSELF, REVOKE A PROXY.

     If you have any questions regarding anything contained in this letter, please call D.F. King & Co., Inc., toll free at (800) 714-3312.


Sincerely,
/s/ Hal Liebes
Hal Liebes
Secretary of the Acquired Fund

                            YOUR VOTE IS IMPORTANT.
                               PLEASE VOTE TODAY.